Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%,
11/01/24 (Call 08/01/24)(a)	$2,759	$3,009,352
WPP Finance 2010, 3.75%, 09/19/24(a)	2,447	2,665,370
		5,674,722
Aerospace & Defense — 1.3%
Boeing Co. (The)
1.43%, 02/04/24 (Call 02/04/22)	5,395	5,406,869
1.95%, 02/01/24(a)	2,448	2,511,525
2.80%, 03/01/24 (Call 02/01/24)(a)	1,091	1,138,033
2.85%, 10/30/24 (Call 07/30/24)	866	912,314
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)	2,200	2,321,154
L3Harris Technologies Inc., 3.95%, 05/28/24
(Call 02/28/24)	1,018	1,103,268
Raytheon Technologies Corp., 3.20%, 03/15/24
(Call 01/15/24)	3,780	4,025,700
Teledyne Technologies Inc., 0.95%, 04/01/24
(Call 04/01/22)	1,360	1,360,979
		18,779,842
Agriculture — 1.5%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)	199	213,861
4.00%, 01/31/24	365	395,364
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	3,619	3,804,003
3.22%, 08/15/24 (Call 06/15/24)	7,737	8,217,236
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	2,429	2,643,651
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)(a)	3,441	3,653,206
3.25%, 11/10/24(a)	2,886	3,128,944
		22,056,265
Airlines — 0.1%
Continental Airlines Pass Through Trust, Series 2012-2 A,
Class A, 4.00%, 04/29/26	563	593,910
United Airlines Pass Through Trust, Series 2012-1, Class A,
4.15%, 10/11/25.	652	690,464
		1,284,374
Auto Manufacturers — 3.1%
American Honda Finance Corp.
0.55%, 07/12/24	2,647	2,641,653
2.15%, 09/10/24	2,134	2,231,886
2.40%, 06/27/24(a)	2,038	2,144,119
2.90%, 02/16/24	1,603	1,698,427
3.55%, 01/12/24(a)	2,034	2,182,807
General Motors Financial Co. Inc.
1.05%, 03/08/24	2,250	2,269,980
3.50%, 11/07/24 (Call 09/07/24)	3,297	3,542,857
3.95%, 04/13/24 (Call 02/13/24)	3,629	3,905,276
5.10%, 01/17/24 (Call 12/17/23)	4,400	4,839,252
PACCAR Financial Corp.
0.35%, 02/02/24	783	781,230
2.15%, 08/15/24(a)	1,514	1,585,658
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	3,470	3,483,117
2.36%, 07/02/24	1,440	1,515,240
Toyota Motor Credit Corp.
0.45%, 01/11/24(a)	2,569	2,568,949
0.50%, 06/18/24	3,005	2,998,659
	Par
Security	(000)	Value

Auto Manufacturers (continued)
2.00%, 10/07/24	$1,577	$1,646,656
2.90%, 04/17/24(a)	2,480	2,636,042
3.35%, 01/08/24(a)	1,184	1,265,850
		43,937,658
Auto Parts & Equipment — 0.4%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	2,211	2,395,795
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	2,630	2,842,425
		5,238,220
Banks — 24.0%
Banco Santander SA, 2.71%, 06/27/24	5,050	5,328,002
Bank of America Corp.
4.00%, 04/01/24(a)	6,701	7,302,750
4.13%, 01/22/24(a)	7,354	7,998,872
4.20%, 08/26/24	9,506	10,420,477
Bank of Montreal
0.63%, 07/09/24	4,000	4,006,600
2.50%, 06/28/24	3,644	3,844,967
Series E, 3.30%, 02/05/24	5,847	6,256,348
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	350	350,465
2.10%, 10/24/24	3,147	3,299,692
3.25%, 09/11/24 (Call 08/11/24)	1,854	2,002,561
3.40%, 05/15/24 (Call 04/15/24)	1,570	1,691,659
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	2,298	2,474,188
Bank of Nova Scotia (The)
0.70%, 04/15/24	1,005	1,008,457
3.40%, 02/11/24	4,550	4,873,232
Barclays Bank PLC, 3.75%, 05/15/24	610	664,205
Barclays PLC, 4.38%, 09/11/24	3,909	4,264,758
BBVA USA, 2.50%, 08/27/24 (Call 07/27/24)(a)	1,887	1,994,182
BNP Paribas SA, 4.25%, 10/15/24(a)	3,055	3,369,909
BPCE SA, 4.00%, 04/15/24(a)	4,587	5,004,738
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	3,604	3,838,945
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	6,306	6,783,806
Citigroup Inc.
3.75%, 06/16/24(a)	2,051	2,229,498
4.00%, 08/05/24	2,906	3,166,523
Comerica Bank, 2.50%, 07/23/24	1,815	1,914,916
Cooperatieve Rabobank UA/NY, 0.38%, 01/12/24	920	918,896
Credit Agricole Corporate & Investment Bank SA, 0.78%,
06/28/24 (Call 06/28/22)	160	160,216
Credit Suisse AG/New York NY
0.50%, 02/02/24	4,074	4,064,670
3.63%, 09/09/24	9,538	10,375,627
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	2,848	3,054,167
Deutsche Bank AG/New York NY
0.90%, 05/28/24	185	184,756
3.70%, 05/30/24	2,208	2,367,329
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	2,634	2,758,377
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	5,276	5,657,982
4.30%, 01/16/24 (Call 12/16/23)	2,820	3,055,978
Goldman Sachs Group Inc. (The)
3.63%, 02/20/24 (Call 01/20/24)	5,038	5,396,756
3.85%, 07/08/24 (Call 04/08/24)(a)	6,936	7,521,884
4.00%, 03/03/24	8,674	9,400,447
HSBC Holdings PLC, 4.25%, 03/14/24	6,663	7,200,704
HSBC USA Inc., 3.50%, 06/23/24	2,590	2,798,029

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Huntington Bancshares Inc./OH, 2.63%, 08/06/24
(Call 07/06/24)	$3,446	$3,637,150
ING Groep NV, 3.55%, 04/09/24(a)	3,892	4,190,789
Intesa Sanpaolo SpA, 5.25%, 01/12/24	725	799,682
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	6,182	6,703,019
3.88%, 02/01/24(a)	4,114	4,455,339
3.88%, 09/10/24	9,367	10,203,567
Lloyds Banking Group PLC
3.90%, 03/12/24	2,942	3,183,568
4.50%, 11/04/24	3,557	3,944,251
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	3,582	3,794,162
3.41%, 03/07/24	5,101	5,464,089
Morgan Stanley
3.70%, 10/23/24(a)	9,622	10,505,396
Series F, 3.88%, 04/29/24	9,687	10,533,353
Natwest Group PLC, 5.13%, 05/28/24	3,706	4,109,917
People’s United Bank N.A., 4.00%, 07/15/24
(Call 04/16/24)	499	535,487
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)(a)	829	899,432
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	2,378	2,498,351
3.50%, 01/23/24 (Call 12/24/23)(a)	4,511	4,839,626
3.90%, 04/29/24 (Call 03/29/24)	2,673	2,900,446
Royal Bank of Canada
0.43%, 01/19/24(a)	2,116	2,116,868
0.65%, 07/29/24	4,000	4,005,160
2.25%, 11/01/24	4,888	5,123,553
2.55%, 07/16/24	4,384	4,632,397
Santander Holdings USA Inc., 3.50%, 06/07/24
(Call 05/07/24)	3,783	4,048,567
Santander UK PLC
2.88%, 06/18/24	195	207,189
4.00%, 03/13/24(a)	3,435	3,741,745
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	817	881,347
3.95%, 01/10/24	670	726,662
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	199	198,767
2.45%, 09/27/24	3,478	3,655,761
2.70%, 07/16/24	6,062	6,401,169
Toronto-Dominion Bank (The)
0.55%, 03/04/24	1,685	1,687,713
2.65%, 06/12/24	4,932	5,223,383
3.25%, 03/11/24	3,765	4,032,277
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)	3,523	3,691,082
3.20%, 04/01/24 (Call 03/01/24)(a)	3,586	3,835,586
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	2,825	2,983,482
2.85%, 10/26/24 (Call 09/26/24)(a)	3,698	3,960,521
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)(a)	4,144	4,366,450
3.38%, 02/05/24 (Call 01/05/24)	3,992	4,275,911
3.60%, 09/11/24 (Call 08/11/24)	4,002	4,354,176
3.70%, 01/30/24 (Call 12/29/23)(a)	1,986	2,140,769
Wells Fargo & Co.
3.30%, 09/09/24	7,286	7,856,129
3.75%, 01/24/24 (Call 12/24/23)	9,212	9,902,347
	Par
Security	(000)	Value

Banks (continued)
4.48%, 01/16/24	$2,160	$2,359,627
Westpac Banking Corp., 3.30%, 02/26/24(a)	5,095	5,463,267
		344,075,097
Beverages — 0.9%
Coca-Cola Co. (The), 1.75%, 09/06/24	3,963	4,121,441
Constellation Brands Inc., 4.75%, 11/15/24	1,766	1,983,818
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)(a)	1,972	2,066,045
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 03/15/22)	735	735,963
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)(a)	4,042	4,344,463
		13,251,730
Biotechnology — 0.8%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	4,966	5,349,624
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	6,171	6,631,480
		11,981,104
Building Materials — 0.2%
Johnson Controls International PLC, 3.63%, 07/02/24
(Call 04/02/24)(b)	1,295	1,394,262
Martin Marietta Materials Inc., 4.25%, 07/02/24
(Call 04/02/24)(a)	841	920,062
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	1,006	1,102,938
		3,417,262
Chemicals — 1.1%
Air Products and Chemicals Inc., 3.35%, 07/31/24
(Call 04/30/24)	1,190	1,282,451
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	1,345	1,473,770
Celanese U.S. Holdings LLC, 3.50%, 05/08/24
(Call 04/08/24)	2,165	2,315,056
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)(a)	622	667,555
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/15/24)	3,321	3,720,981
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)	2,608	2,788,161
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)(a)	1,255	1,315,366
Sherwin-Williams Co. (The), 3.13%, 06/01/24
(Call 04/01/24)	2,603	2,778,442
		16,341,782
Commercial Services — 0.7%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	2,187	2,306,498
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24
(Call 10/01/23)	340	338,997
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	1,982	2,178,020
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	4,863	5,122,684
		9,946,199
Computers — 3.6%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	2,942	3,054,561
2.85%, 05/11/24 (Call 03/11/24)	4,870	5,172,378
3.00%, 02/09/24 (Call 12/09/23)	4,680	4,963,561
3.45%, 05/06/24	7,131	7,709,110
Dell International LLC/EMC Corp., 4.00%, 07/15/24
(Call 06/15/24)(a)	3,664	3,984,966
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	2,058	2,230,852
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	602	646,325
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	2,734	2,781,954
4.65%, 10/01/24 (Call 09/01/24)	3,887	4,315,542
International Business Machines Corp.
3.00%, 05/15/24	8,931	9,519,642
3.63%, 02/12/24	5,932	6,388,468

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24).	$1,347	$1,443,459
		52,210,818
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	1,202	1,289,566
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24
(Call 11/01/24)	1,721	1,799,976
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)(a)	2,989	3,155,009
3.25%, 03/07/24 (Call 02/07/24)(a)	1,744	1,865,435
		8,109,986
Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)(a)	2,286	2,389,281
3.15%, 02/15/24 (Call 01/15/24)(a)	3,076	3,225,494
4.88%, 01/16/24 (Call 12/16/23)	2,653	2,884,740
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	1,220	1,330,739
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	1,867	1,860,802
4.25%, 02/01/24 (Call 01/01/24)	2,076	2,245,817
4.25%, 09/15/24 (Call 06/15/24)(a)	2,189	2,389,184
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	1,427	1,526,904
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	2,356	2,545,375
5.13%, 09/30/24	2,358	2,650,392
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	4,542	4,793,899
3.00%, 10/30/24 (Call 09/29/24)(a)	5,340	5,724,427
3.40%, 02/22/24 (Call 01/22/24)	3,970	4,244,367
3.63%, 12/05/24 (Call 11/04/24)	1,926	2,108,643
Ameriprise Financial Inc., 3.70%, 10/15/24(a)	2,087	2,287,623
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)(a)	1,025	1,091,604
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	2,997	3,244,762
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	5,090	5,491,703
3.75%, 04/24/24 (Call 03/24/24)	2,407	2,600,667
3.90%, 01/29/24 (Call 12/29/23)	4,179	4,503,374
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,480	1,491,914
3.55%, 02/01/24 (Call 01/01/24)(a)	1,701	1,829,613
Discover Financial Services, 3.95%, 11/06/24
(Call 08/06/24)	1,818	1,984,856
Invesco Finance PLC, 4.00%, 01/30/24	1,779	1,924,878
Mastercard Inc., 3.38%, 04/01/24(a)	3,846	4,144,834
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	2,059	2,247,625
ORIX Corp.
3.25%, 12/04/24	2,015	2,174,850
4.05%, 01/16/24	1,622	1,756,886
Stifel Financial Corp., 4.25%, 07/18/24	1,543	1,695,001
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	4,178	4,560,412
4.38%, 03/19/24 (Call 02/19/24)	2,267	2,467,425
		85,418,091
Electric — 4.4%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	2,275	2,393,846
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)(a)	2,647	2,839,172
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)(a)	1,647	1,726,665
Cleveland Electric Illuminating Co. (The), 5.50%,
08/15/24(a)	125	142,156
Dominion Energy Inc., 3.07%, 08/15/24(b)	2,654	2,824,440
	Par
Security	(000)	Value

Electric (continued)
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)(a)	$1,097	$1,176,434
DTE Energy Co., Series C, 2.53%, 10/01/24	1,676	1,759,649
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	3,936	4,237,891
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	2,089	2,229,485
Emera U.S. Finance LP, 0.83%, 06/15/24(c)	350	349,188
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)(a)	889	953,613
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)(a)	990	1,069,636
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	610	701,427
Entergy Louisiana LLC, 5.40%, 11/01/24(a)	915	1,050,997
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	2,917	3,066,817
Eversource Energy, Series L, 2.90%, 10/01/24
(Call 08/01/24)(a)	1,735	1,847,289
Florida Power & Light Co., 3.25%, 06/01/24
(Call 12/01/23)(a)	1,679	1,791,846
Georgia Power Co., Series A, 2.20%, 09/15/24
(Call 08/15/24)	2,070	2,161,411
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)	2,090	2,249,175
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	924	996,405
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	1,433	1,539,572
MidAmerican Energy Co., 3.50%, 10/15/24
(Call 07/15/24)(a)	2,350	2,543,687
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	515	512,662
2.95%, 02/07/24 (Call 12/07/23)(a)	1,264	1,336,111
NextEra Energy Capital Holdings Inc., 3.15%, 04/01/24
(Call 03/01/24)	3,501	3,726,359
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24
(Call 05/01/24)	1,801	1,912,320
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)(a)	526	550,843
3.75%, 02/15/24 (Call 11/15/23)	1,311	1,375,986
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)(a)	399	428,123
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 12/15/23)	1,295	1,389,276
Public Service Enterprise Group Inc., 2.88%, 06/15/24
(Call 05/15/24)	3,095	3,285,528
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	2,598	2,791,369
Southern California Edison Co., 1.10%, 04/01/24
(Call 04/01/23)	1,070	1,076,976
Southern Co. (The), Series 21-A, 0.60%, 02/26/24
(Call 01/26/24)(a)	360	360,968
Southwestern Public Service Co., 3.30%, 06/15/24
(Call 12/15/23)(a)	315	335,217
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(a)	647	693,836
Virginia Electric & Power Co., 3.45%, 02/15/24
(Call 11/15/23)	722	769,125
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)	1,580	1,588,169
Wisconsin Electric Power Co., 2.05%, 12/15/24
(Call 11/15/24)(a)	986	1,030,834
		62,814,503
Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)(a)	1,755	1,866,811
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	840	891,862
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	2,117	2,251,684
Honeywell International Inc., 2.30%, 08/15/24
(Call 07/15/24)(a)	2,893	3,042,828

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
Keysight Technologies Inc., 4.55%, 10/30/24
(Call 07/30/24)(a)	$1,087	$1,208,983
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	1,360	1,515,788
Tyco Electronics Group SA, 3.45%, 08/01/24
(Call 05/01/24)(a)	263	281,973
		11,059,929
Environmental Control — 0.3%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	3,674	3,864,644
Food — 1.1%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	4,124	4,519,368
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	1,588	1,697,255
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)(a)	723	757,400
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	1,482	1,595,610
McCormick & Co. Inc./MD, 3.15%, 08/15/24
(Call 06/15/24)(a)	2,694	2,879,940
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	3,668	3,991,921
		15,441,494
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24
(Call 05/01/24)(a)	1,158	1,243,738
Georgia-Pacific LLC, 8.00%, 01/15/24(a)	1,425	1,682,469
		2,926,207
Gas — 0.5%
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	839	908,016
Series A, 2.50%, 11/15/24 (Call 10/15/24)	2,428	2,546,462
ONE Gas Inc.
1.10%, 03/11/24 (Call 09/11/21)	2,875	2,875,690
3.61%, 02/01/24 (Call 11/01/23)	225	239,265
Southern California Gas Co., 3.15%, 09/15/24
(Call 06/15/24)(a)	850	911,115
		7,480,548
Health Care - Products — 0.7%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	3,431	3,666,161
DH Europe Finance II Sarl, 2.20%, 11/15/24
(Call 10/15/24)(a)	2,951	3,085,949
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	2,566	2,750,983
		9,503,093
Health Care - Services — 2.3%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	2,898	3,130,130
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)(a)	3,059	3,303,720
3.50%, 08/15/24 (Call 05/15/24)	2,802	3,020,808
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	1,528	1,609,748
HCA Inc., 5.00%, 03/15/24	6,592	7,294,510
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	2,601	2,827,443
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	1,768	1,849,134
3.25%, 09/01/24 (Call 07/01/24)	2,161	2,313,199
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)(a)	649	705,190
UnitedHealth Group Inc.
2.38%, 08/15/24	2,806	2,957,131
3.50%, 02/15/24(a)	2,969	3,195,564
		32,206,577
Holding Companies - Diversified — 0.7%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	3,206	3,455,298
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	1,253	1,350,797
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	1,210	1,271,008
	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Main Street Capital Corp., 5.20%, 05/01/24	$1,396	$1,519,895
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)	1,515	1,660,031
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24
(Call 10/01/24)(a)	935	998,767
		10,255,796
Home Builders — 0.5%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	2,305	2,419,005
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	1,417	1,542,858
5.88%, 11/15/24 (Call 05/15/24)(a)	2,250	2,552,423
		6,514,286
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	335	361,653
Whirlpool Corp., 4.00%, 03/01/24	715	776,318
		1,137,971
Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)(a)	1,152	1,252,017

Insurance — 2.5%
Aflac Inc., 3.63%, 11/15/24	2,985	3,274,008
American International Group Inc., 4.13%, 02/15/24	4,033	4,383,710
Aon PLC, 3.50%, 06/14/24 (Call 03/01/24)(a)	2,031	2,184,442
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,246	1,400,629
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	1,845	2,023,670
Chubb INA Holdings Inc., 3.35%, 05/15/24(a)	680	732,802
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)(a)	1,863	2,019,529
First American Financial Corp., 4.60%, 11/15/24(a)	58	64,262
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	2,358	2,537,515
3.88%, 03/15/24 (Call 02/15/24)	3,819	4,136,053
MetLife Inc., 3.60%, 04/10/24(a)	3,229	3,492,680
Old Republic International Corp., 4.88%, 10/01/24
(Call 09/01/24)(a)	737	822,993
Prudential Financial Inc., 3.50%, 05/15/24	2,540	2,745,638
Unum Group, 4.00%, 03/15/24	686	740,283
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)	1,658	1,766,135
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	2,593	2,782,107
		35,106,456
Internet — 2.5%
Alibaba Group Holding Ltd., 3.60%, 11/28/24
(Call 08/28/24)(a)	7,095	7,677,216
Alphabet Inc., 3.38%, 02/25/24(a)	3,760	4,048,242
Amazon.com Inc.
0.45%, 05/12/24	510	510,347
2.80%, 08/22/24 (Call 06/22/24)	6,645	7,079,384
3.80%, 12/05/24 (Call 09/05/24)	3,843	4,215,348
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)	2,275	2,478,772
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	2,906	3,125,519
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	1,141	1,249,623
TD Ameritrade Holding Corp., 3.75%, 04/01/24
(Call 03/01/24)(a)	2,020	2,187,801
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	2,343	2,451,551
		35,023,803
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	1,774	1,874,249

Lodging — 0.5%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	5,401	5,640,318

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging (continued)
Marriott International Inc./MD, 3.60%, 04/15/24
(Call 03/15/24)	$1,821	$1,942,843
		7,583,161
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	400	399,936
2.15%, 11/08/24	3,091	3,241,254
2.85%, 05/17/24	1,284	1,366,677
3.25%, 12/01/24(a)	2,451	2,665,610
3.30%, 06/09/24	967	1,043,528
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	2,809	3,017,484
CNH Industrial Capital LLC, 4.20%, 01/15/24	1,601	1,731,994
John Deere Capital Corp.
0.45%, 01/17/24	2,450	2,449,681
0.45%, 06/07/24	1,415	1,413,585
2.60%, 03/07/24	1,855	1,956,190
2.65%, 06/24/24(a)	2,255	2,395,757
3.35%, 06/12/24(a)	1,500	1,621,710
3.45%, 01/10/24(a)	552	592,180
Westinghouse Air Brake Technologies Corp., 4.40%,
03/15/24 (Call 02/15/24)	2,458	2,662,211
		26,557,797
Manufacturing — 1.3%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)	3,477	3,715,557
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)(a)	1,288	1,390,460
General Electric Co.
3.38%, 03/11/24	1,793	1,919,855
3.45%, 05/15/24 (Call 02/13/24)	2,429	2,597,524
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	2,318	2,483,807
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	2,187	2,307,504
3.30%, 11/21/24 (Call 08/21/24)(a)	1,941	2,085,080
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	896	968,845
Trane Technologies Luxembourg Finance SA, 3.55%,
11/01/24 (Call 08/01/24)(a)	1,389	1,502,578
		18,971,210
Media — 2.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50%, 02/01/24
(Call 01/01/24)	4,261	4,634,562
Comcast Corp.
3.60%, 03/01/24(a)	3,637	3,929,451
3.70%, 04/15/24 (Call 03/15/24)	7,826	8,476,497
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)(a)	1,499	1,609,941
3.90%, 11/15/24 (Call 08/15/24)	1,706	1,852,426
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	4,804	5,195,766
ViacomCBS Inc.
3.70%, 08/15/24 (Call 05/15/24)	1,707	1,842,468
3.88%, 04/01/24 (Call 01/01/24)	1,100	1,182,060
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)(a)	4,777	4,947,061
3.70%, 09/15/24 (Call 06/15/24)	2,501	2,718,462
		36,388,694

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	523	562,283

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	1,846	2,060,837
	Par
Security	(000)	Value

Oil & Gas — 4.4%
BP Capital Markets America Inc.
3.22%, 04/14/24 (Call 02/14/24).	$2,594	$2,769,666
3.79%, 02/06/24 (Call 01/06/24)	2,799	3,017,462
BP Capital Markets PLC
3.54%, 11/04/24	3,023	3,291,170
3.81%, 02/10/24	3,579	3,864,640
Canadian Natural Resources Ltd., 3.80%, 04/15/24
(Call 01/15/24)(a)	1,701	1,824,884
Cenovus Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	2,039	2,185,665
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)(a)	3,768	3,994,419
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)	2,092	2,298,271
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)(a)	2,292	2,489,318
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)	515	556,612
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)(c)	1,652	1,838,346
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	2,937	3,091,075
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	4,268	4,456,987
3.18%, 03/15/24 (Call 12/15/23)(a)	3,078	3,277,393
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	686	728,820
Marathon Petroleum Corp., 3.63%, 09/15/24
(Call 06/15/24)	2,976	3,204,676
Phillips 66, 0.90%, 02/15/24 (Call 11/19/21)	800	800,544
Pioneer Natural Resources Co., 0.75%, 01/15/24
(Call 01/15/22)	575	575,144
Shell International Finance BV, 2.00%, 11/07/24
(Call 10/07/24)	4,745	4,946,473
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	3,041	3,289,115
TotalEnergies Capital International SA
3.70%, 01/15/24(a)	3,157	3,407,729
3.75%, 04/10/24(a)	3,909	4,245,096
Valero Energy Corp., 1.20%, 03/15/24	3,073	3,100,657
		63,254,162
Packaging & Containers — 0.4%
Berry Global Inc., 0.95%, 02/15/24 (Call 01/15/24)(c)	2,429	2,435,801
Packaging Corp. of America, 3.65%, 09/15/24
(Call 06/15/24)(a)	1,446	1,565,787
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	2,104	2,235,458
		6,237,046
Pharmaceuticals — 5.7%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	11,411	12,060,856
3.85%, 06/15/24 (Call 03/15/24)	3,559	3,853,080
AmerisourceBergen Corp., 3.40%, 05/15/24
(Call 02/15/24)(a)	1,283	1,367,704
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 05/28/22)	4,770	4,776,201
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)(a)	5,984	6,406,829
3.73%, 12/15/24 (Call 09/15/24)	4,218	4,590,956
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	6,094	6,508,575
3.63%, 05/15/24 (Call 02/15/24)(a)	285	307,518
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	2,794	2,967,591
3.50%, 11/15/24 (Call 08/15/24)(a)	1,542	1,662,523
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	405	405,134
3.50%, 06/15/24 (Call 03/17/24)	2,475	2,657,012
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	3,426	3,617,479

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.38%, 08/12/24 (Call 05/12/24).	$2,615	$2,807,542
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24
(Call 05/01/24)	3,782	4,036,907
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	3,293	3,542,972
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)(a)	2,161	2,295,954
Novartis Capital Corp., 3.40%, 05/06/24	6,402	6,908,462
Perrigo Finance Unlimited Co., 3.90%, 12/15/24
(Call 09/15/24)(a)	2,125	2,280,741
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)(a)	2,838	3,021,079
3.40%, 05/15/24	2,587	2,802,911
Wyeth LLC, 6.45%, 02/01/24(a)	1,826	2,098,293
		80,976,319
Pipelines — 4.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	1,364	1,522,797
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24
(Call 01/01/24)	3,855	4,402,641
Eastern Gas Transmission & Storage Inc., 3.60%, 12/15/24
(Call 09/15/24)(c)	418	452,272
Enable Midstream Partners LP, 3.90%, 05/15/24
(Call 02/15/24)	1,439	1,535,485
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	2,736	2,937,342
Energy Transfer LP
4.25%, 04/01/24 (Call 01/01/24)	1,735	1,866,600
4.50%, 04/15/24 (Call 03/15/24)	2,388	2,598,240
4.90%, 02/01/24 (Call 11/01/23)	1,499	1,627,584
5.88%, 01/15/24 (Call 10/15/23)	3,022	3,339,129
Enterprise Products Operating LLC, 3.90%, 02/15/24
(Call 11/15/23)	3,387	3,640,517
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	2,034	2,192,855
4.25%, 09/01/24 (Call 06/01/24)	1,977	2,167,049
4.30%, 05/01/24 (Call 02/01/24)	2,301	2,504,477
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	4,156	4,643,873
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	1,933	2,033,033
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	1,062	1,107,613
Plains All American Pipeline LP/PAA Finance Corp., 3.60%,
11/01/24 (Call 08/01/24)	2,085	2,228,761
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24
(Call 02/15/24)	6,560	7,346,741
Spectra Energy Partners LP, 4.75%, 03/15/24
(Call 12/15/23)	2,528	2,771,244
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)	4,014	4,349,129
4.55%, 06/24/24 (Call 03/24/24)	3,590	3,951,369
		59,218,751
Real Estate Investment Trusts — 4.3%
American Campus Communities Operating Partnership LP,
4.13%, 07/01/24 (Call 04/01/24)	1,264	1,377,735
American Tower Corp.
0.60%, 01/15/24	581	580,849
3.38%, 05/15/24 (Call 04/15/24)	2,500	2,673,725
5.00%, 02/15/24	3,652	4,041,449
AvalonBay Communities Inc., 3.50%, 11/15/24
(Call 08/15/24)	1,377	1,493,012
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	2,891	3,091,809
Brandywine Operating Partnership LP, 4.10%, 10/01/24
(Call 07/01/24)	229	247,886
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 3.65%, 06/15/24
(Call 04/15/24)	$1,315	$1,415,558
Crown Castle International Corp., 3.20%, 09/01/24
(Call 07/01/24)	3,139	3,353,708
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24
(Call 10/15/24)	2,186	2,305,421
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	983	1,068,718
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	3,745	3,948,578
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	1,415	1,524,861
Federal Realty Investment Trust, 3.95%, 01/15/24
(Call 10/15/23)	1,400	1,501,234
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24
(Call 06/03/24)(a)	1,135	1,202,669
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	994	1,060,876
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)(a)	1,312	1,408,051
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)(a)	1,444	1,513,644
Mid-America Apartments LP, 3.75%, 06/15/24
(Call 03/13/24)	820	885,108
National Retail Properties Inc., 3.90%, 06/15/24
(Call 03/15/24)(a)	1,133	1,224,796
Office Properties Income Trust, 4.25%, 05/15/24
(Call 02/15/24)(a)	1,132	1,213,719
Omega Healthcare Investors Inc., 4.95%, 04/01/24
(Call 01/01/24)(a)	1,060	1,156,895
Piedmont Operating Partnership LP, 4.45%, 03/15/24
(Call 12/15/23)	266	287,155
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	1,390	1,507,608
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)(a)	897	983,542
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	3,438	3,570,879
3.38%, 10/01/24 (Call 07/01/24)	2,893	3,120,476
3.75%, 02/01/24 (Call 11/01/23)	2,173	2,326,783
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	1,415	1,512,055
3.75%, 05/01/24 (Call 02/01/24)	1,165	1,250,371
VEREIT Operating Partnership LP, 4.60%, 02/06/24
(Call 11/06/23)	1,942	2,113,362
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	3,941	4,225,855
4.50%, 01/15/24 (Call 10/15/23)	1,016	1,102,350
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	1,262	1,378,874
		61,669,611
Retail — 2.3%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)(a)	1,635	1,759,979
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	1,499	1,594,921
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	3,844	4,073,179
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)	3,601	3,877,233
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	2,050	2,197,088
McDonald’s Corp., 3.25%, 06/10/24(a)	1,835	1,971,341
Target Corp., 3.50%, 07/01/24	3,406	3,703,650
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	3,377	3,604,509
2.85%, 07/08/24 (Call 06/08/24)(a)	4,647	4,959,975
3.30%, 04/22/24 (Call 01/22/24)	4,672	5,002,170
		32,744,045
Semiconductors — 2.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%,
01/15/24 (Call 11/15/23)	5,167	5,509,262
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	2,547	2,763,164

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)(a)	$5,249	$5,573,335
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	4,517	5,044,450
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	2,766	3,022,685
NXP BV/NXP Funding LLC, 4.88%, 03/01/24
(Call 02/01/24)(c)	3,918	4,308,037
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)	3,847	4,091,323
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)(a)	1,160	1,223,858
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	2,767	2,931,360
		34,467,474
Software — 2.3%
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)(a)	690	759,117
Fidelity National Information Services Inc., 0.60%,
03/01/24(a)	1,600	1,600,192
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	6,687	7,079,928
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)(a)	7,327	7,753,944
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)(a)	6,543	6,979,680
3.40%, 07/08/24 (Call 04/08/24)	6,336	6,788,137
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	2,013	2,108,497
salesforce.com Inc., 0.63%, 07/15/24 (Call 07/15/22)	30	30,080
		33,099,575
Telecommunications — 2.3%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	3,960	3,970,494
3.80%, 03/01/24 (Call 01/01/24)	414	445,820
3.90%, 03/11/24 (Call 12/11/23)	1,899	2,045,546
4.45%, 04/01/24 (Call 01/01/24)	3,914	4,270,409
Bell Canada, Series US-3, 0.75%, 03/17/24	2,135	2,147,895
Cisco Systems Inc., 3.63%, 03/04/24	3,764	4,072,836
Motorola Solutions Inc., 4.00%, 09/01/24	2,378	2,602,079
Verizon Communications Inc.
0.75%, 03/22/24	5,035	5,057,909
3.50%, 11/01/24 (Call 08/01/24)(a)	5,491	5,950,103
4.15%, 03/15/24 (Call 12/15/23)(a)	1,535	1,667,240
Vodafone Group PLC, 3.75%, 01/16/24(a)	550	594,325
		32,824,656
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	1,647	1,751,453
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 12/01/23)	2,110	2,281,606
3.75%, 04/01/24 (Call 01/01/24)	1,892	2,041,449
Canadian National Railway Co., 2.95%, 11/21/24
(Call 08/21/24)	1,055	1,126,719
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	2,459	2,650,728
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	1,390	1,489,149
	Par/
	Shares
Security	(000)	Value

Transportation (continued)
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24).	$2,481	$2,600,882
3.65%, 03/18/24 (Call 02/18/24)	1,720	1,849,946
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)	2,317	2,470,200
3.65%, 02/15/24 (Call 11/15/23)	1,542	1,651,035
3.75%, 03/15/24 (Call 12/15/23)(a)	1,110	1,193,716
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,180	2,286,013
2.80%, 11/15/24 (Call 09/15/24)	1,588	1,700,383
		23,341,826
Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	1,199	1,303,061

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24
(Call 12/01/23)(a)	1,267	1,363,849

Total Corporate Bonds & Notes — 97.9%
(Cost: $1,358,405,501)		1,402,560,533

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	69,096	69,130,598
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	14,305	14,305,000
		83,435,598
Total Short-Term Investments — 5.8%
(Cost: $83,419,881)		83,435,598

Total Investments in Securities — 103.7%
(Cost: $1,441,825,382)		1,485,996,131

Other Assets, Less Liabilities — (3.7)%		(52,970,728)

Net Assets — 100.0%		$1,433,025,403

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$42,490,997	$26,650,965	(a)	$—	$(5,755)	$(5,609)	$69,130,598	69,096	$84,299	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,575,000	7,730,000	(a)	—	—	—	14,305,000	14,305	1,959		—
					$(5,755)	$(5,609)	$83,435,598		$86,258		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,402,560,533	$—	$1,402,560,533
Money Market Funds	83,435,598	—	—	83,435,598
	$83,435,598	$1,402,560,533	$—	$1,485,996,131